Goodwill - Disclosure of detailed information about key assumptions for the CGU's (Details) - $ / ounce	Dec. 31, 2022	Dec. 31, 2021
Statements Line Items
Post-tax real discount rate	5.30%	4.30%
Long-term gold price [Member]
Statements Line Items
Gold price per ounce	1,645	1,600
Long-term silver price [Member]
Statements Line Items
Silver price per ounce	21	21